Litigation	6 Months Ended
Jun. 30, 2013
Litigation	Note 28 Litigation > Refer to “Note 29 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 for further information.